Financial Instruments - Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Level 1 of fair value hierarchy [member] | Term facility [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (1,891.1)	$ (2,276.3)
Fair value	$ (1,875.8)	$ (2,312.7)
Valuation techniques and inputs	Quoted bid prices in an active market	Quoted bid prices in an active market
Level 2 of fair value hierarchy [member] | Term loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (149.4)	$ (133.4)
Fair value	$ (156.1)	$ (142.4)
Valuation techniques and inputs	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company
Level 2 of fair value hierarchy [member] | Restricted investment [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 14.3	$ 15.7
Fair value	$ 14.3	15.7
Valuation techniques and inputs	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 27.7	17.3
Fair value	27.7	$ 17.3
Valuation techniques and inputs		Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Favourable forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	10.0	$ 19.9
Fair value	$ 10.0	$ 19.9
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the Company	Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the Company
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Unfavourable forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (9.6)	$ (7.2)
Fair value	(9.6)	(7.2)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Inflation rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(0.7)	(1.4)
Fair value	$ (0.7)	$ (1.4)
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on forward inflation rates (from observable yield curves at the end of the reporting period) and contract inflation rates, discounted at a rate that reflects the credit risk of the Company	Discounted cash flows. Future cash flows are estimated based on forward inflation rates (from observable yield curves at the end of the reporting period) and contract inflation rates, discounted at a rate that reflects the credit risk of the Company
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Interest rate cap [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 28.0	$ 6.0
Fair value	$ 28.0	$ 6.0
Valuation techniques and inputs	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Normal valuation model and discounted at a rate that reflects credit market conditions	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Normal valuation model and discounted at a rate that reflects credit market conditions
Level 3 of fair value hierarchy [member] | Noncontrolling interest liability [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 0.0	$ (21.0)
Fair value	$ 0.0	$ (21.0)
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on Telwater performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company	Discounted cash flows. Future cash flows are estimated based on Telwater performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company